Cover	9 Months Ended
Jul. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	HELIO CORPORATION
Entity Central Index Key	0001953988
Entity Tax Identification Number	92-0586004
Entity Incorporation, State or Country Code	FL
City Area Code	510
Local Phone Number	545-2666
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2448 Sixth Street
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
Contact Personnel Name	Mark Knauf